Net Interest Income - Summary of Net Interest Income (Parenthetical) (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Interest income on financial assets at fair value through other comprehensive income	£ 203	£ 209
Interest expense on financial assets at fair value through other comprehensive income	£ 310	£ 298